Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000143962
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Fund
Trading Symbol	QGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gold Bullion Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(855) 650-7453
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$217	1.94%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 23.48% for the year ended December 31, 2024, as gold had its best performance in 14 years. The S&P 500 Index, the Fund’s benchmark, gained 25.02%. The S&P GSCI Gold Index earned 26.62% for the period.

Strategy

The Fund is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

Gold performed exceptionally well in 2024, with the precious metal benefitting from lower U.S. interest rates as well as central bank and retail demand stemming from geopolitical uncertainty.

Adhering to its stated investment strategy, the Fund tracked closely with gold prices primarily by using futures contracts. However, rising short-term interest rates negatively impacted parts of the collateral portfolio used in the Fund. This is a known risk to the investment manager and performance fell within expectations for the period. The Fund will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Gold Bullion Strategy Fund	S&P 500® Index	S&P GSCI Gold Index
Apr-2016	$10,000	$10,000	$10,000
Dec-2016	$8,979	$10,821	$9,111
Dec-2017	$9,940	$13,183	$10,276
Dec-2018	$9,474	$12,605	$9,987
Dec-2019	$11,015	$16,574	$11,788
Dec-2020	$13,058	$19,624	$14,257
Dec-2021	$12,173	$25,257	$13,647
Dec-2022	$11,538	$20,683	$13,547
Dec-2023	$12,661	$26,120	$15,284
Dec-2024	$15,635	$32,655	$19,352

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 19, 2016)
The Gold Bullion Strategy Fund	23.48%	7.26%	5.27%
S&P 500® Index	25.02%	14.53%	14.57%
S&P GSCI Gold Index	26.62%	10.42%	7.88%

Performance Inception Date		Apr. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 103,441,989	$ 103,441,989
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 778,053
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$103,441,989 Number of Portfolio Holdings22 Advisory Fee $778,053 Portfolio Turnover77%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	1.9%
Exchange-Traded Funds	8.7%
Certificate Of Deposit	14.3%
Money Market Funds	75.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.330%,	61.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.580%,	7.8%
iShares 0-3 Month Treasury Bond ETF	7.8%
First American Government Obligations Fund Class Z, 4.337%,	7.2%
Federal Agricultural Mortgage Corporation, 5.020%, 07/23/27	1.9%
SPDR Gold Shares	1.0%
Bellco Credit Union, 5.150%, 02/24/25	1.0%
Valley Strong Credit Union, 5.100%, 02/10/25	1.0%
JPMorgan Chase Bank NA, 5.000%, 08/06/26	1.0%
BOM Bank, 4.550%, 09/13/27	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000126480
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Fund
Trading Symbol	QGLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gold Bullion Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(855) 650-7453
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$151	1.35%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 24.17% for the year ended December 31, 2024, as gold had its best performance in 14 years. The S&P 500 Index, the Fund’s benchmark, gained 25.02%. The S&P GSCI Gold Index earned 26.62% for the period.

Strategy

The Fund is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

Gold performed exceptionally well in 2024, with the precious metal benefitting from lower U.S. interest rates as well as central bank and retail demand stemming from geopolitical uncertainty.

Adhering to its stated investment strategy, the Fund tracked closely with gold prices primarily by using futures contracts. However, rising short-term interest rates negatively impacted parts of the collateral portfolio used in the Fund. This is a known risk to the investment manager and performance fell within expectations for the period. The Fund will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Gold Bullion Strategy Fund	S&P 500® Index	S&P GSCI Gold Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$8,804	$10,138	$8,912
Dec-2016	$9,403	$11,351	$9,603
Dec-2017	$10,474	$13,829	$10,831
Dec-2018	$10,047	$13,223	$10,527
Dec-2019	$11,751	$17,386	$12,424
Dec-2020	$14,016	$20,585	$15,027
Dec-2021	$13,141	$26,494	$14,384
Dec-2022	$12,531	$21,696	$14,278
Dec-2023	$13,831	$27,399	$16,109
Dec-2024	$17,175	$34,254	$20,397

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Gold Bullion Strategy Fund	24.17%	7.89%	5.56%
S&P 500® Index	25.02%	14.53%	13.10%
S&P GSCI Gold Index	26.62%	10.42%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 103,441,989	$ 103,441,989
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 778,053
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$103,441,989 Number of Portfolio Holdings22 Advisory Fee $778,053 Portfolio Turnover77%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	1.9%
Exchange-Traded Funds	8.7%
Certificate Of Deposit	14.3%
Money Market Funds	75.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.330%,	61.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.580%,	7.8%
iShares 0-3 Month Treasury Bond ETF	7.8%
First American Government Obligations Fund Class Z, 4.337%,	7.2%
Federal Agricultural Mortgage Corporation, 5.020%, 07/23/27	1.9%
SPDR Gold Shares	1.0%
Bellco Credit Union, 5.150%, 02/24/25	1.0%
Valley Strong Credit Union, 5.100%, 02/10/25	1.0%
JPMorgan Chase Bank NA, 5.000%, 08/06/26	1.0%
BOM Bank, 4.550%, 09/13/27	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.